Schedule of Investments (unaudited) June 30, 2020	iShares® Mortgage Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 2.1%
iStar Inc.	1,565,233	$19,283,671

Mortgage REITs — 95.3%
AGNC Investment Corp.	9,523,242	122,849,822
Annaly Capital Management Inc.	24,008,370	157,494,907
Anworth Mortgage Asset Corp.	2,067,047	3,513,980
Apollo Commercial Real Estate Finance Inc.	3,259,368	31,974,400
Arbor Realty Trust Inc.	2,174,479	20,092,186
Ares Commercial Real Estate Corp.	648,614	5,915,360
ARMOUR Residential REIT Inc.(a)	1,349,535	12,672,134
Blackstone Mortgage Trust Inc., Class A	2,296,155	55,314,374
Broadmark Realty Capital Inc.	2,713,119	25,693,237
Capstead Mortgage Corp.	2,009,465	11,031,963
Cherry Hill Mortgage Investment Corp.	320,477	2,890,703
Chimera Investment Corp.	4,047,719	38,898,580
Colony Credit Real Estate Inc.	1,755,494	12,323,568
Dynex Capital Inc.	466,715	6,674,024
Ellington Financial Inc.	870,194	10,250,885
Ellington Residential Mortgage REIT	191,042	1,967,733
Granite Point Mortgage Trust Inc.	1,151,453	8,267,432
Great Ajax Corp.	436,306	4,014,015
Hannon Armstrong Sustainable Infrastructure Capital Inc.(a)	1,426,602	40,601,093
Invesco Mortgage Capital Inc.(a)	3,502,059	13,097,699
KKR Real Estate Finance Trust Inc.	602,454	9,988,687
Ladder Capital Corp.	2,229,122	18,055,888
MFA Financial Inc.	9,570,348	23,830,166
New Residential Investment Corp.	5,101,287	37,902,562
New York Mortgage Trust Inc.	7,988,876	20,850,966
Orchid Island Capital Inc.	1,403,015	6,608,201
PennyMac Mortgage Investment Trust(b)	2,090,714	36,650,216
Ready Capital Corp.	771,382	6,703,310

Security	Shares	Value

Mortgage REITs (continued)
Redwood Trust Inc.	2,423,874	$16,967,118
Starwood Property Trust Inc.	4,582,528	68,554,619
TPG RE Finance Trust Inc.	1,264,785	10,877,151
Two Harbors Investment Corp.	5,776,280	29,112,451
Western Asset Mortgage Capital Corp.	1,102,044	3,019,601

		874,659,031

Specialized REITs — 0.7%
Jernigan Capital Inc.	470,948	6,442,569

Total Common Stocks — 98.1% (Cost: $1,191,012,360)		900,385,271

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(b)(c)(d)	30,072,751	30,111,845
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(b)(c)	100,000	100,000

		30,211,845

Total Short -Term Investments — 3.3% (Cost: $30,190,344)		30,211,845

Total Investments in Securities — 101.4% (Cost: $1,221,202,704)		930,597,116

Other Assets, Less Liabilities — (1.4)%		(13,118,509)

Net Assets — 100.0%		$917,478,607

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Shares Purchased		Shares Sold	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,820,405	22,252,346	(b)	—	30,072,751	$30,111,845	$323,987	(c)	$3,233	$20,416
BlackRock Cash Funds: Treasury, SL Agency Shares	—	100,000	(b)	—	100,000	100,000	1,065		—	—
PennyMac Mortgage Investment Trust	1,764,322	752,210		(425,818)	2,090,714	36,650,216	457,437		(165,270)	13,440,616

						$66,862,061	$782,489		$(162,037)	$13,461,032

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Mortgage Real Estate ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DJ U.S. Real Estate Index	549	09/18/20	$17,008	$153,867

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$900,385,271	$—	$—	$900,385,271
Money Market Funds	30,211,845	—	—	30,211,845

	$930,597,116	$—	$—	$930,597,116

Derivative financial instruments(a)
Assets
Futures Contracts	$153,867	$—	$—	$153,867

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2